Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrants outstanding for ordinary shares	261,368	261,368
Warrants expense	$ 0	$ 0	$ 0